Financial Instruments and Risk Management - Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 4,586	$ 9,576
Canadian Dollar
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	(1,042)	4,173
Mexican Peso
Disclosure Of Financial Instruments [Line Items]
Net monetary assets (liabilities)	$ 5,628	$ 5,403